Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepayment of advertising fees	$ 10,105	$ 18,944
Advances to suppliers	1,018,164	1,125,187
VAT refund receivable	222,847	308,532
Interest receivable	24,908	44,726
Prepayment of office rental	47,845	81,239
Advances to employees	397,885	418,271
Advances to consulting service fees	153,444	17,773
Consideration receivable	77,749	77,300
Other current assets	459,994	317,323
Total	$ 2,412,941	$ 2,409,295